Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Principles of Consolidation
Principles of Consolidation
The Company consolidates those entities in which it, through the existing owners, has control over significant operating, financial or investing decisions of the entity. All significant intercompany balances and transactions have been eliminated in consolidation.

Variable Interest Entities
Variable Interest Entities
The Company follows ASC
810-10-15
guidance with respect to accounting for variable interest entities (“VIE”). These entities do not have sufficient equity at risk to finance their activities without additional subordinated financial support from other parties or whose equity investors lack any of the characteristics of a controlling financial interest. A variable interest is an investment or other interest that will absorb portions of a VIE’s expected losses or receive portions of its expected returns and are contractual, ownership or pecuniary in nature and that change with changes in the fair value of the entity’s net assets. A reporting entity is the primary beneficiary of a VIE and must consolidate it when that party has a variable interest, or combination of variable interests, that provide it with a controlling financial interest. A party is deemed to have a controlling financial interest if it meets both of the power and loss/benefits criteria. The power criterion is the ability to direct the activities of the VIE that most significantly impact its economic performance. The losses/benefits criterion is the obligation to absorb losses from, or right to receive benefits from, the VIE that could potentially be significant to the VIE. The VIE model requires an ongoing reconsideration of whether a reporting entity is the primary beneficiary of a VIE due to changes in the facts and circumstances.
Northern Fire Management Services, LLC (“NFMS, LLC”) is considered to be a VIE, as it lacks sufficient equity and is consolidated in the Company’s financial statements. For the three and six months ended June 30, 2022, Mountain Air, LLC (“MA, LLC”) was considered to be a VIE, as it lacked sufficient equity and is consolidated in the Company’s financial statements. For the three and six months ended June 30, 2023 and 2022 and the year ended December 31, 2022, NFMS, LLC held immaterial assets and liabilities in its financial statements. For the three and six months ended June 30, 2022, MA, LLC held immaterial assets and liabilities in its financial statements. For the three and six months ended June 30, 2023 and 2022 and the year ended December 31, 2022, the following entities were considered to be VIEs but were not consolidated in the unaudited condensed consolidated financial statements due to the lack of the power criterion or the losses/benefits criterion: AE
Côte-Nord

Canada
(“Côte-Nord”)

and Ensyn BioEnergy Canada, Inc.
Northern Fire Ma
nage
ment Services, LLC:
The Company assisted in designing and organizing NFMS, LLC with a business purpose of employing Canadian aviation professionals for the Company. A master services agreement exists between NFMS, LLC, the Company, and Bridger Air Tanker, LLC, a wholly owned subsidiary of the Company, to transfer all annual expenses incurred to the Company in exchange for the Canadian employees to support the Company’s water scooper aircraft. NFMS, LLC is 50% owned by a Canadian citizen, and 50% owned by Bridger Aerospace Group, LLC. The Company is responsible for the decisions related to all of NFMS, LLC’s expenditures, which solely relates to payroll. Based on these facts, it was determined that the Company is the primary beneficiary of NFMS, LLC. Therefore, NFMS, LLC has been consolidated by the Company. All intercompany expenses associated with NFMS, LLC and its service agreement have been eliminated in consolidation.
Mountain Air, LLC:
As of November 7, 2022, MA, LLC was a wholly-owned subsidiary of Bridger. Prior to MA, LLC becoming a wholly-owned subsidiary of the Company, MA, LLC was owned

50
% by Timothy Sheehy, the Chief Executive Officer and a director of Bridger, and
50
% by an entity affiliated with Matthew Sheehy, a director of Bridger. MA, LLC is a Federal Aviation Administration (“FAA”) part 135 certificate holder and is designed to hold aerial firefighting contracts. Bridger Aviation Services, LLC (“Bridger Aviation”), a wholly-owned subsidiary of Bridger, was a party to a certain Management Services Agreement (the “Aviation Agreement”), dated April 13, 2018, with MA, LLC. Pursuant to the Aviation Agreement, Bridger Aviation leased certain aircraft to MA, LLC. MA, LLC operated the aircraft and paid Bridger Aviation a fee equal to
99
% of all revenue it received from the use and deployment of Bridger Aviation’s aircraft. MA, LLC was obligated to operate and maintain the aircraft in accordance with applicable FAA standards.

Timothy Sheehy originally conducted aerial operations through MA, LLC before Bridger’s current legal organizational structure was put into place, which created the need for the Aviation Agreement and resulting VIE treatment.

Seasonality
Seasonality
The Company’s business is generally seasonal, with a significant portion of total revenue occurring during the second and third quarters of the fiscal year due to the North American fire season. However, the weather dependency and seasonal fluctuation in the need to fight wildfires based upon location and the varying intensity of the fire season may lead our operating results to fluctuate significantly from quarter to quarter and year to year.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with US GAAP, requires management to make assumptions and estimates that affect the reported amounts of assets and liabilities, disclosure of gain or loss contingencies as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from their estimates and such differences could be material to the unaudited condensed consolidated financial statements. Significant items subject to such estimates and assumptions include: (a) excess and aging aircraft support parts reserves, (b) allowance for doubtful accounts, (c) useful lives of property, plant and equipment, net (d) impairment of long-lived assets, goodwill and other intangible assets, (e) disclosure of fair value of financial instruments, (f) variable interest entities, (g) accounting for Series A Preferred Stock and Legacy Bridger Series C Preferred Shares, (h) revenue recognition, (i) estimates and assumptions made in determining the carrying values of goodwill and other intangible assets, (j) incentive units and (k) Public Warrants and Private Placement Warrants.

Reclassifications
Reclassifications
Certain amounts from prior periods have been reclassified to conform to the current period presentation. The Company previously separately presented General and administrative and Business development operating expenses, which are now presented combined within “Selling, general and administrative expense” on the Unaudited Condensed Consolidated Statements of Operations. The reclassification had no impact on previously reported Net loss or Accumulated deficit.

Deferred Offerings Costs
Def
err
ed Offering Costs
Deferred offering costs primarily consist of capitalized legal, accounting and other third-party costs incurred that are directly related to the Reverse Recapitalization, which has been accounted for as a reverse recapitalization. These costs were charged to Stockholders’ deficit as a reduction of Additional paid-in
 capital generated upon the completion of the Reverse Recapitalization. As of June 30, 2023, the Company charged $17,961 thousand to Stockholders’ deficit. As of June 30, 2023 and December 31, 2022, the Company recorded $388 thousand and $5,800 thousand of deferred offering costs in the Unaudited Condensed Consolidated Balance Sheets,
respectively
.

Revenue Disaggregation

Revenue Disaggregation
The following shows the disaggregation of revenue by service for the three and six months ended June 30, 2023 and June 30, 2022.

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2023	2022	2023	2022
Fire suppression	$10,449,427	$11,682,263	$10,449,427	$11,682,263
Aerial surveillance	1,123,753	1,002,025	1,123,753	1,002,025
Other services	42,100	69,383	407,473	138,675

Total revenues	$11,615,280	$12,753,671	$11,980,653	$12,822,963

The following shows the disaggregation of revenue by type for the three and six months ended June 30, 2023 and June 30, 2022.

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2023	2022	2023	2022
Flight revenue	$5,794,315	$6,417,520	$5,794,315	$6,417,520
Standby revenue	5,135,937	6,210,976	5,135,937	6,210,976
Other revenue	685,028	125,175	1,050,401	194,467

Total revenues	$11,615,280	$12,753,671	$11,980,653	$12,822,963

Revenue Recognition
Revenue Recognition
The Company charges daily and hourly rates depending upon the type of firefighting services rendered and under which contract the services are performed. These services are primarily split into flight revenue and standby revenue. Flight revenue is primarily earned at an hourly rate when the engines of the aircraft are started and stopped upon request of the customer, tracked via a Hobbs meter. Standby revenue is earned primarily as a daily rate when aircraft are available for use at a fire base, awaiting request from the customer for flight deployment.
The Company enters into short, medium and long-term contracts with customers, primarily with government agencies to deploy aerial fire management assets during the firefighting season. Revenue is recognized when performance obligations under the terms of a contract with our customers are satisfied and payment is typically due within 30 days of invoicing. This occurs as the services are rendered and include the use of the aircraft, pilot and field maintenance personnel to support the contract.
Contracts are based on either a Call-When-Needed (“CWN”) or Exclusive Use (“EU”) basis. Rates established are generally more competitive based on the security of the revenue from the contract (i.e., an EU versus only on an as-needed

basis in CWN). These rates are delineated by the type of service, generally flight time or time available for deployment. Once an aircraft is deployed on a contract the fees are earned at these rates, the aircraft cannot be obligated to another customer. Contracts have no financing components and consideration is at pre-determined
 rates. No variable considerations are constrained within the contracts.
The transaction prices are allocated on the service performed and tracked real-time by each operator in a duty log. On at least a monthly basis, the services performed and rates are validated by each customer. Acceptance by the customer is evidenced by their funded task order or accepted invoice.
The Company has not incurred incremental costs for obtaining contracts with customers. In addition, the Company evaluates whether or not it should capitalize the costs of fulfilling a contract. Such costs would be capitalized when they are not within the scope of other standards and: (1) are directly related to a contract; (2) generate or enhance resources that will be used to satisfy performance obligations; and (3) are expected to be recovered. The Company has elected to use the practical expedient detailed in ASC
340-40-25-4

to

expense any costs to fulfill a contract as they are incurred when the amortization period would be one year or less.
Contract assets are classified as a receivable when the reporting entity’s right to consideration is unconditional, which is when payment is due only upon the passage of time. As the Company invoices customers for performance obligations that have been satisfied, at which point payment is unconditional, contracts do not typically give rise to contract assets. Contract liabilities are recorded when cash payments are received or due in advance of performance.
Payment terms vary by customer and type of revenue contract.
Th
e Company generally expects that the period of time between payment and transfer of promised goods or services will be less than one year. In such instances, the Company has elected the practical expedient to not evaluate whether a significant financing component exists. As permitted under the practical expedient available under ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”), the Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less, and (ii) contracts for which the Company recognizes revenue at the amount which it has the right to invoice for services performed.
Other revenue consists of leasing revenues for facilities as well as external repair work performed on customer aircraft.

Concentration Risk
Concentration Risk
For the three months ended June 30, 2023, the Company had three customers who individually accounted for 41%, 30%, and 27% of total revenues, respectively. For the three months ended June 30, 2022, the Company had one customer who individually accounted for 99% of total revenues. For the six months ended June 30, 2023, the Company had three customers who individually accounted for 39%, 30%, and 26% of total revenues, respectively. For the six months ended June 30, 2022, the Company had one customer who individually accounted for 98% of total revenues. As of June 30, 2023, three customers accounted for 37%, 29%, and 27% of accounts receivable, respectively. As of December 31, 2022, one customer accounted for 62% of accounts receivable.

Income Taxes
Income Taxes
For periods prior to the Reverse Recapitalization, Legacy Bridger was a partnership for federal income tax purposes. Consequently, federal income taxes were not payable or provided for by Legacy Bridger. Members were taxed individually on their pro rata ownership share of Legacy Bridger’s earnings. Legacy Bridger’s net income or loss was allocated among the members in accordance with Legacy Bridger’s operating agreement.
Subsequent to the Reverse Recapitalization, the Company became the successor of Legacy Bridger as discussed in
“Note 1 – Organization and Basis of Presentation.”
Bridger is subject to U.S. federal income taxes, in addition to state and local income taxes, with respect to net
taxable income or loss and any related tax credits of the Company. Bridger is also subject to taxes in foreign jurisdictions in which
it operates.
The Company provides for income taxes and the related accounts under the asset and liability method. Income tax expense, deferred tax assets and liabilities and reserves for unrecognized tax benefits reflect management’s best assessment of estimated current and future taxes to be paid. The Company is subject to income taxes predominantly in the U.S., where tax laws are often complex and may be subject to different interpretations.
Deferred income taxes arise from temporary differences between the financial statement carrying amount and the tax basis of assets and liabilities and are measured using the enacted tax rates expected to be in effect during the year in which the basis difference reverses. In evaluating the ability to recover its deferred tax assets within the jurisdiction from which they arise, the Company considers all available positive and negative evidence. If based upon all available positive and negative evidence, it is more likely than not that the deferred tax assets will not be realized, a valuation allowance is established. The valuation allowance may be reversed in a subsequent reporting period if Bridger determines that it is more likely than not that all or part of the deferred tax asset will become realizable. At this time, a valuation allowance has been recorded against the deferred tax assets.
The Company’s interpretations of tax laws are subject to review and examination by various taxing authorities and jurisdictions where the Company operates, and disputes may occur regarding its view on a tax position. These disputes over interpretations with the various tax authorities may be settled by audit, administrative appeals or adjudication in the court systems of the tax jurisdictions in which the Company operates. The Company regularly reviews whether it may be assessed additional income taxes as a result of the resolution of these matters, and the Company records additional reserves as appropriate. In addition, the Company may revise its estimate of income taxes due to changes in income tax laws, legal interpretations and business strategies. The Company recognizes the financial statement effects of uncertain income tax positions when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. For additional information in income taxes, see
“Note 19 – Income Taxes.”

Hedging Transactions and Derivative Financial Instruments
Hedging Transactions and Derivative Financial Instruments
The Company is directly and indirectly affected by changes in certain market conditions. These changes in market conditions may adversely impact the Company’s financial performance and are referred to as “market risks.” The Company, when deemed appropriate, uses derivatives as a risk management tool to mitigate the potential impact of certain market risks. The Company manages interest rate risk through the use of derivative instruments, such as swap agreements. A swap agreement is a contract between two parties to exchange cash flows based on specified underlying notional amounts, assets and/or indices. The Company does not enter into derivative financial instruments for trading purposes.
The accounting for gains and losses that result from changes in the fair values of derivative instruments depends on whether the derivatives have been designated and qualify as hedging instruments and the type of hedging relationships. The changes in fair values of derivatives that have been designated and qualify as cash flow hedges are recorded in accumulated other comprehensive income and are reclassified into the line item on the Unaudited Condensed Consolidated Statements of Comprehensive Loss in which the hedged items are recorded in the same period the hedged items affect earnings. The changes in fair values of freestanding derivatives with no hedging designation are recorded in earnings through interest expense on the Unaudited Condensed Consolidated Statements of Operations.
The Company formally assesses whether the financial instruments used in hedging transactions are effective at offsetting changes in either the fair values or cash flows of the related underlying exposures. Any ineffective portion of a financial instrument’s change in fair value is immediately recognized into earnings. The fair value is based on prevailing market data and using standard valuation models based on reasonable estimates about future relevant market conditions. Refer to
“Note 12 – Long-Term Debt.”
The notional amounts of the derivative financial instruments do not necessarily represent amounts exchanged by the parties and, therefore, are not a direct measure of the Company’s exposure to the financial risks described above.

Warrant Liabilities
Warrant Liabilities
The Company accounts for the Public Warrants and Private Placement Warrants (collectively, the “Warrants”) issued in connection with the Reverse Recapitalization in accordance with the guidance contained in accordance with ASC 480,
Distinguishing Liabilities from Equity
and ASC
815-40,
Derivatives and Hedging—Contracts in Entity’s Own Equity
, under which the Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the Warrants as liabilities at their fair value and adjusts the Warrants to fair value at each reporting period. The warrant liabilities are subject to remeasurement at each balance sheet date until exercised, and any change in fair value is recorded in earnings through Selling, general and administrative expense on the Unaudited Condensed Consolidated Statements of Operations.

Net (Loss) Income Per Share
Net (Loss) Income Per Share
Basic net (loss) income per share is based on the weighted average number of shares of Common Stock outstanding during the period. Diluted net (loss) income per share is based on the weighted average number of shares of Common Stock used for the basic net (loss) income per share calculation, adjusted for the dilutive effect of restricted stock units (“RSUs”), Warrants, and Incentive Units, if any, using the “treasury stock” method, the Series A Preferred Stock that is convertible into shares of Common Stock, and the Sponsor Earnout Shares that will fully vest upon certain stock price metrics being achieved. In addition, net (loss) income for diluted net (loss) income per share is adjusted for the after-tax
impact of changes to the fair value of the Warrants, to the extent they are dilutive.
As noted above, the Company accounted for the Closing as a reverse recapitalization. Net (loss) income per share calculations for all periods prior to the Closing have been retrospectively adjusted by the Exchange Ratio for the equivalent number of shares of Common Stock outstanding immediately after the Closing to effect the reverse recapitalization. Subsequent to the Closing, net (loss) income per share is calculated based on the weighted average number of shares of Common Stock outstanding.

Collaboration Agreements
Collaboration Agreements
The Company analyzes its collaboration arrangement to assess if it is within the scope of ASC Topic 808, Collaborative Agreements (“ASC 808”) by determining whether such an arrangement involves joint operating activities performed by parties that are both active participants in the activities and exposed to significant risks and rewards dependent on the commercial success of such activities. This assessment is performed throughout the life of the arrangement based on changes in the responsibilities of all parties in the arrangement. If the Company concluded that it has a customer relationship with its collaborator, the collaboration arrangement would be accounted for under ASC 606.

Stock-Based Compensation
Stock-Based Compensation
The Company accounts for its stock-based compensation in accordance with provisions of ASC 718, Compensation-Stock Compensation (“ASC 718”) at the grant date fair value.
Legacy Bridger granted Incentive Units which contain service and performance vesting conditions to select board members and an executive officer. Compensation cost for Incentive Units is measured at their grant-date fair value and is equal to the value of the Legacy Bridger’s Class D Common shares, which was estimated using an option pricing model. Compensation cost for service-based units is recognized over the requisite service period on a straight-line basis. For performance related units, expense is recognized when the performance related condition is considered probable.
In connection with the Closing, the Company along with the Board established and approved and assumed the Bridger Aerospace Group Holdings, Inc. 2023 Omnibus Incentive Plan (the “Plan”) which allowed the Company to grant RSUs to Bridger employees (the “Participants”). Upon satisfying the vesting conditions, each RSU provides the Participants the right to receive one share of Common Stock. The fair value of RSUs is determined based on the number of shares granted and the quoted market price of the Common Stock on the date of grant. Compensation cost for the RSUs is recognized as the performance condition of the Closing of the transaction was met and over the requisite service period based on the graded-vesting method. The Company accounts for forfeitures as they occur. Stock-based compensation is included in Selling, general and administrative expense on the Unaudited Condensed Consolidated Statements of Operations.

Advertising Expense
Advertising Expense
Advertising costs are expensed as incurred and are included in Selling, general and administrative expense on the Unaudited Condensed Consolidated Statements of Operations. Advertising expense for the three and six months ended June 30, 2023 was approximately $28 thousand and $52 thousand, respectively, and for the three and six months ended June 30, 2022 was approximately $316 thousand and $367 thousand, respectively.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The amendments in this ASU replace the incurred loss model for recognition of credit losses with a methodology that reflects expected credit losses over the life of the loan and requires consideration of a broader range of reasonable and supportable information to calculate credit loss estimates. The Company adopted this standard on January 1, 2023. The adoption of this standard did not have a significant impact on the Company’s unaudited condensed consolidated financial statements.
In January 2017, the FASB issued ASU
No. 2017-04,
Intangibles-Goodwill and Other (Topic 350): Intangibles - Goodwill and Other: Simplifying the Test for Goodwill Impairment. This update modifies the concept of impairment from the condition that exists when the carrying amount of goodwill exceeds its implied fair value to the condition that exists when the carrying amount of a reporting unit exceeds its fair value. In order to reduce complexity, an entity no longer will determine goodwill impairment by calculating the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination. The Company adopted this standard on January 1, 2023. The adoption of this standard did not have a significant impact on the Company’s unaudited condensed consolidated financial statements.
Recently Issued Accounting Pronouncements
In June 2020, the FASB issued ASU
No. 2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, and in January 2021, issued ASU
No. 2021-01,
Reference Rate Reform: Scope. These updates provide optional expedients and exceptions for applying
US GAAP to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The optional guidance is provided to ease the potential burden of accounting for reference rate reform. In December 2022, the FASB issued ASU
No. 2022-06,
Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848, to extend the temporary accounting rules under Topic 848 from December 31, 2022 to December 31, 2024. The Company is currently evaluating the impact of adopting the new accounting guidance on the Company’s unaudited condensed consolidated financial statements.

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Principles of Consolidation
Principles of Consolidation
The Company consolidates those entities in which it, through the existing owners, has control over significant operating, financial or investing decisions of the entity. All significant intercompany balances and transactions have been eliminated in consolidation.

Variable Interest Entities
Variable Interest Entities
The Company follows ASC
810-10-15
guidance with respect to accounting for variable interest entities (“VIE”). These entities do not have sufficient equity at risk to finance their activities without additional subordinated financial support from other parties or whose equity investors lack any of the characteristics of a controlling financial interest. A variable interest is an investment or other interest that will absorb portions of a VIE’s expected losses or receive portions of its expected returns and are contractual, ownership or pecuniary in nature and that change with changes in the fair value of the entity’s net assets. A reporting entity is the primary beneficiary of a VIE and must consolidate it when that party has a variable interest, or combination of variable interests, that provide it with a controlling financial interest. A party is deemed to have a controlling financial interest if it meets both of the power and loss/benefits criteria. The power criterion is the ability to direct the activities of the VIE that most significantly impact its economic performance. The losses/benefits criterion is the obligation to absorb losses from, or right to receive benefits from, the VIE that could potentially be significant to the VIE. The VIE model requires an ongoing reconsideration of whether a reporting entity is the primary beneficiary of a VIE due to changes in the facts and circumstances.
For the year ended December 31, 2022 Northern Fire Management Services, LLC (“NFMS, LLC”) is considered to be a VIE, as it lacks sufficient equity and is consolidated in the Company’s financial statements. For the year ended December 31, 2021 the following entities were considered to be VIEs, as they lack sufficient equity and are consolidated in the Company’s financial statements: NFMS, LLC and Mountain Air, LLC (“MA, LLC”). For the years ended December 31, 2022 and 2021, NFMS, LLC held immaterial assets and liabilities in its financial statements. For the years ended December 31, 2021, MA, LLC held immaterial assets and liabilities in its financial statements. For the years ended December 31, 2022 and 2021, the following entities were considered to be VIEs but were not consolidated in the consolidated financial statements due to the lack of the power criterion or the losses/benefits criterion: AE
Côte-Nord
Canada
(“Côte-Nord”)
and Ensyn BioEnergy Canada, Inc (“EBC”).
Northern Fire Management Services, LLC:
The Company assisted in designing and organizing NFMS, LLC with a business purpose of employing Canadian aviation professionals for the Company. A master services agreement exists between NFMS, LLC and the Company, Bridger Air Tanker, LLC, a wholly owned subsidiary of the Company, to transfer all annual expenses incurred to the Company in exchange for the Canadian employees to support the Company’s water scooper aircraft. NFMS, LLC is 50% owned by a member of the executive team, Timothy Sheehy, who is also an owner of the Company and 50% owned by a Bridger Aerospace Group, LLC (“BAG, LLC”) employee. The ownership split is economic only and common control is retained by the ownership of the executive member. The Company is responsible for the decisions related to all of its expenditures, which solely relates to payroll. Based on these facts, it was determined that the Company is the primary beneficiary of NFMS, LLC. Therefore, NFMS, LLC has been consolidated by the Company. All intercompany expenses associated with NFMS, LLC and its service agreement have been eliminated in consolidation.
Mountain Air, LLC:
As of November 7, 2022, MA, LLC is a wholly-owned subsidiary of Bridger. Prior to the transfer of their interests to Bridger for $1.00 on November 7, 2022, MA, LLC was owned 50% by Timothy Sheehy, the Chief Executive Officer and, after the Closing, a director of New Bridger, and 50% by an entity affiliated with Matthew Sheehy, Chairman of Bridger prior to Closing, and after the Closing, a director of New Bridger. MA, LLC is a Federal Aviation Administration (“FAA”) part 135 certificate holder and is designed to hold aerial firefighting contracts. Bridger Aviation Services, LLC (“Bridger Aviation”), a wholly-owned subsidiary of Bridger, was a party to that certain Management Services Agreement (the “Aviation Agreement”), dated April 13, 2018, with MA, LLC. Pursuant to the Aviation Agreement, Bridger Aviation leased certain aircraft to MA, LLC. MA, LLC operated the aircraft and paid Bridger Aviation a fee equal to 99% of all revenue it received from the use and deployment of Bridger Aviation’s aircraft. MA, LLC was obligated to operate and maintain the aircraft in accordance with Federal Aviation.
Timothy
 Sheehy originally conducted aerial operations through MA, LLC before New Bridger’s legal organizational structure was put into place to accommodate Bridger’s capital structure and financing, which created the need for the Aviation Agreement and resulting VIE treatment. MA, LLC had not been previously transferred into the Bridger legal organizational structure due to the administrative convenience.

Seasonality
Seasonality
The Company’s business is generally seasonal, with a significant portion of total revenue occurring during the second and third quarters of the fiscal year due to the North American fire season. However, the weather dependency and seasonal fluctuation in the need to fight wildfires based upon location and the varying intensity of the fire season may lead our operating results to fluctuate significantly from quarter to quarter and year to year.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with US GAAP, requires management to make assumptions and estimates that affect the reported amounts of assets and liabilities, disclosure of gain or loss contingencies as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from their estimates and such differences could be material to the consolidated financial statements. Significant items subject to such estimates and assumptions include: (a) excess and aging aircraft support parts reserves, (b) allowance for doubtful accounts, (c) useful lives of property, plant and equipment, net (d) impairment of long-lived assets, goodwill and other intangible assets, (e) disclosure of fair value of financial instruments, (f) variable interest entities, (g) accounting for Series A Preferred shares, Series B Preferred shares and Series C Preferred shares, (h) revenue recognition, (i) estimates and assumptions made in determining the carrying values of goodwill and other intangible assets and (j) incentive units.

Reclassifications
Reclassifications
Certain amounts from prior periods have been reclassified to conform to the current period presentation. The Company previously separately presented General and administrative and Business development operating expenses, which are now presented combined within “Selling, general and administrative expense” on the Consolidated Statement of Operations. The reclassification had no impact on previously reported net loss or accumulated deficit. The Company previously presented all subscription costs as Prepaid expenses and other current assets. Long term subscription costs are now presented as other noncurrent assets on the Consolidated Balance Sheets.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents consist of cash and all highly liquid, readily convertible investments with a maturity of three months or less. Cash equivalents are placed primarily in time deposits and money market funds including commercial paper of $29,890 thousand due in three months or less. The Company’s subsidiaries generally maintain cash account balances sufficient to meet their short-term working capital requirements and periodically remit funds to the parent company to pay intercompany lease, maintenance and other charges. Substantially all of the Company’s cash is concentrated in a few financial institutions. At times, deposits in these institutions exceed the federally insured limits.

Restricted Cash
Restricted Cash
Restricted cash includes cash and cash equivalents that are not readily available for use in the Company’s operating activities. The Company had $12,297 thousand and $3,572 thousand of restricted cash as of December 31, 2022 and 2021, respectively. Restricted cash consists of proceeds from taxable industrial development revenue bonds under the Committee on Uniform Securities Identification Procedures (“CUSIP”) of Gallatin County, issued in August 2022. These funds are held in a demand deposit account or highly rated money market fund. As of December 31, 2022, the company had $9,290 thousand in restricted cash related to the CUSIP bond and $3,007 thousand of restricted cash held in escrow.

Investments in Marketable Securities
Investments in Marketable Securities
Investments in debt securities are classified as
available-for-sale
and are carried at fair value, with unrealized gains and losses reported as accumulated other comprehensive income (loss). Gains and losses are recognized when realized. Unrealized losses are evaluated for impairment to determine if the impairment is credit related. An other-than-temporary credit impairment would be recognized as an adjustment to income. Gains and losses are determined using the first-in first-out method. Investments in marketable securities are classified as current assets with short-term maturities of less than one year.

Accounts Receivable
Accounts Receivable
Accounts receivable consist of amounts due from our customers. The Company maintains an allowance for doubtful accounts equal to the estimated losses expected to be incurred based upon a review of the outstanding accounts receivable, historical collection information and existing economic conditions. For the years ended December 31, 2022 and 2021, the Company did not
record any bad debt expense as accounts receivable have historically been collected in accordance with the policy and there is no history of write-offs.

Aircraft Support Parts
Aircraft Support Parts
Aircraft support parts consist of repairables and expendables that are used for servicing aircraft and support parts for universal application amongst the aviation fleet. Aircraft support parts are tracked by serial number and capitalized at cost in the Consolidated Balance Sheets and expensed in the Consolidated Statements of Operations when used in operations.

Property, Plant and Equipment, net
Property, Plant and Equipment, net
Property, plant and equipment are recorded at cost when
acquired
. Except for aircraft, engines and rotable parts, depreciation is computed on the straight-line basis over the estimated useful life of property, plant and equipment and is recorded in Cost of revenues and Selling, general and administrative expense in the Consolidated Statements of Operations. Depreciation for aircraft, engines and rotable parts is recorded over the estimated useful life based on flight hours. The table below summarizes depreciable lives by asset category:

Estimated useful life
Aircraft, engines and rotable parts	1,500 – 6,000 flight hours
Unmanned aerial vehicles	5 – 10 years
Vehicles and equipment	3 – 5 years
Buildings	40 years
Aircraft undergo maintenance activities including routine repairs, inspections, part replacements and overhauls as required by regulatory authorities or manufacturer specifications. Costs of routine maintenance of aircraft are expensed as incurred as Cost of revenues in the Consolidated Statements of Operations. Costs that increase the value of the aircraft are capitalized as property, plant and equipment, net in the Consolidated Balance Sheets and are depreciated over the asset’s useful life.
Upon retirement or sale, the property, plant and equipment disposed of and the related accumulated depreciation are removed from the Consolidated Balance Sheets and any resulting gain or loss is recorded as Selling, general and administrative expense in the Consolidated Statements of Operations.

Interest
on long-term debt for the development or manufacturing of Company assets is capitalized to the asset until the asset enters production or use, and thereafter all interest is charged to expense as incurred.

Good will
Goodwill
Goodwill represents the excess of purchase price over fair value of the net assets acquired in an acquisition. Other intangible assets consist of finite-lived intangible assets acquired through the Company’s historical business combinations and software developed for internal-use.
In accordance with ASC Topic
350-40,
Software -
Internal-Use
Software (“ASC
350-40”),
the Company capitalizes certain direct costs of developing
internal-use
software that are incurred in the application development stage, when developing or obtaining software for internal use. Once the internal use software is ready for its intended use, it is amortized on a straight-line basis over its useful life.
Refer
to Note 8 - Goodwill and Intangible Assets.
The Company tests goodwill for impairment annually as of December 31 or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit or indefinite-lived intangible asset below its carrying value. Goodwill is tested for impairment at the reporting unit level using a fair value approach. The Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value, a “Step 0” analysis. If, based on a review of qualitative factors, it is more likely than not that the fair value of a reporting unit is less than its carrying value the Company performs “Step 1” of the goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. The Company determines the fair value of a reporting unit by estimating the present value of expected future cash flows, discounted by the applicable discount rate. If the carrying value exceeds the fair value, the Company measures the amount of impairment loss, if any, by comparing the implied fair value of the reporting unit goodwill with its carrying amount, the “Step 2” analysis. No impairment charges have been required.

Intangible Assets
Intangible Assets
Intangible assets are initially recorded at fair value and subsequently amortized over their useful lives using the straight-line method, which reflects the pattern of benefit, and assumes no residual value. Intangible assets with definite lives are reviewed for impairment whenever events or circumstances indicate that the carrying value of an asset may not be recoverable. The carrying value of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. If the carrying value is deemed not to be recoverable, an impairment loss is recorded equal to the amount by which the carrying value of the long-lived asset exceeds its fair value. The remaining estimated useful lives of definite-lived intangible assets are routinely reviewed and, if the estimate is revised, the remaining unamortized balance is amortized over the revised estimated useful life.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the carrying amount of the asset exceeds its estimated undiscounted net cash flow, excluding interest, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds its fair value.
The Company identified impairment indicators within their investment in
Côte-Nord
which arose from the risk that this entity will not be able to meet its initial growth projections. This facility is currently not in operation and reduced to minimal activity to avoid the obsolescence of its equipment. In 2021, the facility began the process of a bankruptcy filing. In 2021, the Company wrote-off
its loan receivable in Selling, general and administrative expense and associated accrued interest in Other income with
Côte-Nord
for $414 thousand in the Consolidated Statements of Operations. This decision was made based on the estimation the loan will not be recoverable given the
Côte-Nord’s
bankruptcy status.
Investments accounted for under the equity method are recorded based upon the amount of the Company’s investment and are adjusted each period for the Company’s share of the investee’s income or loss. Investments are reviewed periodically for changes in circumstances or the occurrence of events that suggest an other-than-temporary event where the investment may not be recoverable.

Cost Method Investments
Cost Method Investments
The Company holds equity securities without a readily determinable fair value, which are only adjusted for observable price changes in orderly transactions for the same or similar equity securities or any impairment, totaling $1,000 thousand as of December 31, 2022 and 2021, and are included within Other noncurrent assets in the Company’s Consolidated Balance Sheets.

Deferred Offerings Costs
Deferred Offerings Costs
Deferred offering costs primarily consist of capitalized legal, accounting and other third-party costs incurred that are directly related to the Business Combination, which is to be accounted for as a reverse recapitalization. These costs will be charged to Members’ deficit as a reduction of Accumulated deficit generated upon the completion of the Business Combination. As of December 31, 2022 the Company recorded $5,800 thousand of deferred offering costs in the Consolidated Balance Sheets. The Company did not record any deferred offering costs as of December 31, 2021.

Debt Issuance Costs
Debt Issuance Costs
Debt issuance costs consist of expenditures associated with obtaining debt financing, principally legal and bank commitment fees. Such costs are deferred and amortized over the term of the related credit arrangements using a method that approximates the effective interest method. Debt issuance costs are included in the Consolidated Balance Sheets as a direct deduction from the carrying amount of long-term debt and are included in Interest expense in the Consolidated Statements of Operations. The payment of debt issuance costs is recorded under financing activities in the Consolidated Statements of Cash Flows.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The Company follows guidance in ASC 820, Fair Value Measurement (“ASC 820”), where fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available.
ASC 820 classifies the inputs used to measure these fair values into the following hierarchy:
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 — Observable inputs and quoted prices in active markets for similar assets and liabilities.
Level 3 — Unobservable inputs and models that are supported by little or no market activity.
In all cases, the level in the fair value hierarchy within which the fair value measurement in its entirety has been determined based on the lowest level of input that is significant to the fair value measurement.

Revenue Disaggregation
Revenue Disaggregation
The following shows the disaggregation of revenue by service for the years ended December 31, 2022 and 2021.

	For the years ended December 31,
	2022	2021
Fire suppression	$38,845,227	$30,442,001
Aerial surveillance	7,215,997	8,632,535
Other services	326,739	309,646

Total revenues	$46,387,963	$39,384,182

The following shows the disaggregation of revenue by type for the years ended December 31, 2022 and 2021.

	For the years ended December 31,
	2022	2021
Flight revenue	$25,105,027	$20,377,442
Standby revenue	20,772,018	18,550,067
Other revenue	510,918	456,673

Total revenues	$46,387,963	$39,384,182

Revenue Recognition
Revenue Recognition
The Company charges daily and hourly rates depending upon the type of firefighting service rendered
and under which contract the services are performed. These services are primarily split into flight revenue and standby revenue. Flight revenue is earned primarily at an hourly rate when the engines of the aircraft are started and stopped upon request of the customer, tracked via a Hobbs meter. Standby revenue is earned primarily as a daily rate when aircraft are available for use at a fire base, awaiting request from the customer for flight deployment.
The Company enters into short, medium and long-term contracts with customers, primarily with government agencies during the firefighting season, to deploy aerial fire management assets. Revenue is recognized when performance obligations under the terms of a contract with our customers are satisfied and payment is typically due within 30 days of invoicing. This occurs as the services are rendered and include the use of the aircraft, pilot and field maintenance personnel to support the contract.
Contracts are based on either a Call-When-Needed (“CWN”) or Exclusive Use (“EU”) basis. Rates established are generally more competitive based on the security of the revenue from the contract (i.e., an EU versus only on an as-needed
basis in CWN). These rates are delineated by the type of service, generally flight time or time available for deployment. Once an aircraft is deployed on a contract the fees are earned at these rates and cannot be obligated to another customer. Contracts have no financing components and consideration is at pre-determined
rates. No variable considerations are constrained within the contracts.
The transaction prices are allocated on the service performed and tracked real-time by each operator in a duty log. On at least a monthly basis, the services performed and rates are validated by each customer. Acceptance by the customer is evidenced by the provision of their funded task order or accepted invoice.
The Company has not incurred incremental costs for obtaining contracts with customers. In addition, the Company evaluates whether or not it should capitalize the costs of fulfilling a contract. Such costs would be capitalized when they are not within the scope of other standards and: (1) are directly related to a contract; (2) generate or enhance resources that will be used to satisfy performance obligations; and (3) are expected to be recovered. The Company has elected to use the practical expedient detailed in ASC
340-40-25-4
to expense any costs to fulfill a contract as they are incurred when the amortization period would be one year or less.
Contract assets are classified as a receivable when the reporting entity’s right to consideration is unconditional, which is when payment is due only upon the passage of time. As the Company invoices customers for performance obligations that have been satisfied, at which point payment is unconditional, contracts do not typically give rise to contract assets. Contract liabilities are recorded when cash payments are received or due in advance of performance.
Payment terms vary by customer and type of revenue contract. The Company generally expects that the period of time between payment and transfer of promised goods or services will be less than one year. In such instances, the Company has elected the practical expedient to not evaluate whether a significant financing c ompo
nent exists. As permitted under the practical expedient available under ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”), the Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less, and (ii) contracts for which the Company recognizes revenue at the amount which it has the right to invoice for services performed.
Other revenue consists of leasing revenues for facilities as well as external repair work performed on customer aircraft.

Concentration Risk
Concentration Risk
During the year ended December 31, 2022, the Company had one customer who individually accounted for 95% of total revenues. As of December 31, 2022, one customer accounted for 62% of accounts receivable. During the year ended December 31, 2021, the Company had two customers who individually accounted for 74% and 18% of total revenues, respectively. As of December 31, 2021, one customer accounted for 92% of accounts receivable.

Income Taxes
Income Taxes
The Company is treated as a partnership for federal income tax purposes. Consequently, federal income taxes are not payable or provided for by the Company. Members are taxed individually on their pro rata ownership share of the Company’s earnings. The Company’s net income or loss is allocated among the members in accordance with the Company’s operating agreement.

Segment Reporting
Segment Reporting
Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s Chief Executive Officer is the Company’s CODM. The Company manages its operations as a single segment for purposes of assessing performance, making operating decisions and allocating resources. This one operating and reporting segment primarily focuses on aerial firefighting.

Concentration of Credit Risk
Concen
trati
on of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times may exceed the Federal Depository Insurance Coverage of $250 thousand. During the years ended December 31, 2022 and 2021, the Company did not experience losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Hedging Transactions and Derivative Financial Instruments
Hedging Transactions and Derivative Financial Instruments
The Company is directly and indirectly affected by changes in certain market conditions. These changes in market conditions may adversely impact the Company’s financial performance and are referred to as “market risks.” The Company, when deemed appropriate, uses derivatives as a risk management tool to mitigate the potential impact of certain market risks. The Company manages interest rate risk through the use of derivative instruments. A swap agreement is a contract between two parties to exchange cash flows based on specified underlying notional amounts, assets and/or indices. The Company does not enter into derivative financial instruments for trading purposes.
The accounting for gains and losses that result from changes in the fair values of derivative instruments depends on whether the derivatives have been designated and qualify as hedging instruments and the type of hedging relationships. The changes in fair values of derivatives that have been designated and qualify as cash flow hedges are recorded in accumulated other comprehensive income and are reclassified into the line item in the Consolidated Statements of Comprehensive Loss in which the hedged items are recorded in the same period the hedged items affect earnings. The changes in fair values of freestanding derivatives with no hedging designation are recorded in earnings through interest expense on the Consolidated Statement of Operations.
The Company formally assesses whether the financial instruments used in hedging transactions are effective at offsetting changes in either the fair values or cash flows of the related underlying exposures. Any ineffective portion of a financial instrument’s change in fair value is immediately recognized into earnings. The fair value is based on prevailing market data and using standard valuation models based on reasonable estimates about future relevant market conditions. Refer to Note 13 – Long-term Debt. The notional amounts of the derivative financial instruments do not necessarily represent amounts exchanged by the parties and, therefore, are not a direct measure of the Company’s exposure to the financial risks described above.

Grants
Grants
The Company applies for and receives new hire, training and other grants. In December 2020, the Big Sky Economic Development Trust Fund Job Creation Program awarded $5 thousand per employee for eligible Gallatin Valley new hires in 2021 up to $138 thousand, net of fees. As of December 31, 2021, the Company had received approval and reimbursement for $101 thousand. The grant completion date was December 31, 2021, at which point $37 thousand remained unused. Grants are recognized as reductions of expense when received in the Consolidated Statements of Operations.

Paycheck Protection Program
Paycheck Protection Program
Under the Paycheck Protection Program (“PPP”), on April 16, 2020, a Company SBA loan application was approved and the Company received loan proceeds in the amount of $774 thousand. On April 2, 2021, this PPP loan was forgiven in full by the SBA and removed from the Company’s Balance Sheet under Section 1106 of the CARES Act. The forgiveness of this loan was recognized in Other income on the Consolidated Statements of Operations. The Company has accounted for this under the guidance of ASC 470.

Net (Loss) Income Per Share
Net Loss Per Share
Basic net loss per share is computed by dividing net loss attributable to the common shareholders by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is computed by dividing net loss attributable to the common shareholders by the weighted-average number of common shares outstanding during the period, adjusted for the impact of securities that would have a dilutive effect on net loss per share.

Collaboration Agreements
Collaboration Agreements
The Company analyzes its collaboration arrangement to assess if it is within the scope of ASC Topic 808, Collaborative Agreements (“ASC 808”) by determining whether such an arrangement involves joint operating activities performed by parties that are both active participants in the activities and exposed to significant risks and rewards dependent on the commercial success of such activities. This assessment is performed throughout the life of the arrangement based on changes in the responsibilities of all parties in the arrangement. If the Company concluded that it has a customer relationship with its collaborator, the collaboration arrangement would be accounted for under ASC 606.

Commitments and Contingencies
Commitments and Contingencies
Liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Stock-Based Compensation
Stock-Based Compensation
The Company accounts for its stock-based compensation in accordance with provisions of ASC 718, Compensation-Stock Compensation (“ASC 718”) at the grant date fair value.
Select board members and an executive were granted incentive unit awards (“Incentive Units”) which contain service and performance vesting conditions. Compensation cost for Incentive Units is measured at their grant-date fair value and is equal to the value of the Company’s Class D Common shares, which is estimated using an option pricing model. Compensation cost for service based units is recognized over the requisite service period on a straight-line basis. For performance related units, expense is recognized when the performance related condition is considered probable.

Advertising Expense
Advertising Expense
Advertising costs are expensed as incurred and are included in Selling, general and administrative expense in the Consolidated Statement of Operations. Advertising expense for the years ended December 31, 2022 and 2021 was $687 thousand and $89 thousand, respectively.

Recent Accounting Pronouncements
Recent A
ccou
nting Pronouncements
Recently Issued Accounting Pronouncements
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The amendments in this ASU replace the incurred loss model for recognition of credit losses with a methodology that reflects expected credit losses over the life of the loan and requires consideration of a broader range of reasonable and supportable information to calculate credit loss estimates. The new guidance is effective for the Company for its fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company is currently evaluating the impact of adopting the new accounting guidance on the Company’s consolidated financial statements.
In January 2017, the FASB issued ASU
No. 2017-04,
Intangibles-Goodwill and Other (Topic 350): Intangibles - Goodwill and Other: Simplifying the Test for Goodwill Impairment. This update modifies the concept of impairment from the condition that exists when the carrying amount of goodwill exceeds its implied fair value to the condition that exists when the carrying amount of a reporting unit exceeds its fair value. In order to reduce complexity, an entity no longer will determine goodwill impairment by calculating the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination. The new guidance is effective for the Company for its fiscal years beginning after December 15, 2022. The Company is currently evaluating the impact of adopting the new accounting guidance on the Company’s consolidated financial statements.
In March 2020, the FASB issued ASU
No. 2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, and in January 2021, issued ASU
No. 2021-01,
Reference Rate Reform: Scope. These updates provide optional expedients and exceptions for applying
US GAAP to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The optional guidance is provided to ease the potential burden of accounting for reference rate reform. The guidance is effective and could be adopted no later than December 31, 2022. In December 2022, the FASB issued ASU
No. 2022-06,
Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848, to extend the temporary accounting rules under Topic 848 from December 31, 2022 to December 31, 2024. The Company is currently evaluating the impact of adopting the new accounting guidance on the Company’s consolidated financial statements.